Financial Instruments and Financial Risk Management - Schedule of Warrant Sensitivity Analysis (Parentheticals) (Details) - Warrants Issued at the Fund-Raising [Member]	12 Months Ended
Dec. 31, 2025
Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%
Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%